Post-employment benefits for employees (Tables)	12 Months Ended
Dec. 31, 2024
Statement [line items]
Summary of the funded and unfunded defined benefit obligation for pension and other post retirement benefit plans table
	Pension plans		Other post-employment benefit plans

(USD millions)	2024	2023	2024	2023

Benefit obligation at January 1	19 037	17 533	440	422

Benefit obligations related to discontinued operations [1]		-529		-26

Current service cost	259	260	9	9

Interest cost	398	504	23	22

Past service costs and settlements	-85	28	12

Administrative expenses	24	25

Remeasurement (gains)/losses arising from changes in the financial assumptions [2]	431	1 350	-10	13

Remeasurement (gains)/losses arising from changes in demographic assumptions	-98	-303		-14

Experience-related remeasurement losses/(gains)	76	23	-43	44

Currency translation effects	-1 065	1 304	-13	4

Benefit payments	-1 373	-1 384	-26	-34

Contributions of employees	176	174

Effect of acquisitions, divestments or transfers	-5	52

Benefit obligation at December 31	17 775	19 037	392	440

Fair value of plan assets at January 1	19 934	18 945	71	60

Plan assets related to discontinued operations [1]		-386

Interest income	369	514	3	2

Return on plan assets excluding interest income	682	175	7	10

Currency translation effects	-1 187	1 524

Novartis contributions	381	408	26	33

Contributions of employees	176	174

Settlements	-110	-35

Benefit payments	-1 373	-1 384	-26	-34

Effect of acquisitions, divestments or transfers	-4	-1

Fair value of plan assets at December 31	18 868	19 934	81	71

Funded status	1 093	897	-311	-369

Limitation on recognition of fund surplus at January 1	-2 167	-2 644

Limitation on recognition of fund surplus at January 1, related to discontinued operations		6

Change in limitation on recognition of fund surplus [3]	2 034	740

Currency translation effects	100	-209

Interest income on limitation of fund surplus	-27	-60

Limitation on recognition of fund surplus at December 31 [4]	-60	-2 167

Net asset/(liability) in the balance sheet at December 31	1 033	-1 270	-311	-369

[1] Represents the benefit obligation, respectively the plan assets at January 1, 2023, related to the Sandoz business reported as discontinued operations. Notes 1, 2 and 29 provide disclosures related to discontinued operations.

[2] The remeasurement (gains)/losses arising from changes in the financial assumptions is driven mainly by changes in the actuarial discount rates used to determine the benefit obligation.
[3] As at December 2024, the limitation on recognition of fund surplus (the asset ceiling) on pension plans in Switzerland that was recognized in 2023 was no longer required to be applied and therefore was reversed in 2024.

4 In 2023, the most significant pension plans where the asset ceiling was required to be applied were in Switzerland and amounted to USD 2 112 million.

Reconciliation of the net liability table
	Pension plans		Other post-employment benefit plans

(USD millions)	2024	2023	2024	2023

Net liability at January 1	-1 270	-1 232	-369	-362

Less: net liability related to discontinued operations [1]		149		26

Current service cost	-259	-260	-9	-9

Net interest expense	-56	-50	-20	-20

Administrative expenses	-24	-25

Past service costs and settlements	-25	-63	-12

Remeasurements	273	-895	60	-33

Currency translation effects	-22	11	13	-4

Novartis contributions	381	408	26	33

Effect of acquisitions, divestments or transfers	1	-53

Change in limitation on recognition of fund surplus [2]	2 034	740

Net asset/(liability) at December 31	1 033	-1 270	-311	-369

Amounts recognized in the consolidated balance sheet

Prepaid benefit cost	2 604	545

Accrued benefit liability	-1 571	-1 815	-311	-369

[1] Represents the net liability at January 1, 2023, related to the Sandoz business reported as discontinued operations. Notes 1, 2 and 29 provide disclosures related to discontinued operations.
[2] As at December 2024, the limitation on recognition of fund surplus (the asset ceiling) on pension plans in Switzerland that was recognized in 2023 was no longer required to be applied and therefore was reversed in 2024.

Principal weighted average actuarial assumptions
	Pension plans			Other post-employment benefit plans

	2024	2023	2022	2024	2023	2022

Weighted average assumptions used to determine benefit obligations at December 31
Discount rate	1.9%	2.2%	3.0%	5.5%	5.5%	6.3%

Expected rate of pension increase	0.3%	0.3%	0.4%

Expected rate of salary increase	2.6%	3.0%	2.9%

Interest on savings account	2.0%	1.3%	2.2%

Current average life expectancy for a 65-year-old male in years	22	22	22	21	21	21

Current average life expectancy for a 65-year-old female in years	24	24	24	23	23	23

The sensitivity of the defined benefit pension obligation to the principal actuarial assumptions
(USD millions)	Change in 2024 year-end defined benefit pension obligation	Change in 2023 year-end defined benefit pension obligation

25 basis point increase in discount rate	-484	-528

25 basis point decrease in discount rate	511	557

One-year increase in life expectancy	611	644

25 basis point increase in rate of pension increase	329	366

25 basis point decrease in rate of pension increase	-52	-61

25 basis point increase of interest on savings account	43	43

25 basis point decrease of interest on savings account	-41	-42

25 basis point increase in rate of salary increase	41	41

25 basis point decrease in rate of salary increase	-41	-42

The healthcare cost trend rate assumptions used for other post-employment benefits
	2024	2023	2022

Healthcare cost trend rate assumed for next year	6.5%	6.3%	6.5%

Rate to which the cost trend rate is assumed to decline	4.5%	4.5%	4.5%

Year that the rate reaches the ultimate trend rate	2033	2031	2031

The weighted average plan asset allocation of funded defined benefit pension plans
(USD millions)	2024	2023

Equity securities	5 052	4 931

Debt securities	6 309	6 730

Real estate	3 775	3 821

Alternative investments	3 167	3 360

Cash and other investments	565	1 092

Total	18 868	19 934

Asset allocation, investments in shares of Novartis AG
	December 31, 2024	December 31, 2023

Investment in shares of Novartis AG

Number of shares (in millions)	2.3	2.3

Market value (in USD billions)	0.2	0.2

The expected future cash flows in respect of pension and other post- employment benefit plans
(USD millions)	Pension plans	Other post- employment benefit plans

Company contributions

2025 (estimated)	353	36

Expected future benefit payments

2025	1 400	36

2026	1 316	36

2027	1 152	36

2028	1 122	35

2029	1 096	34

2030–2034	5 079	160

Defined contribution plans
(USD millions)	2024	2023	2022

Contributions for defined contribution plans continuing operations	556	477	483

Pension plans
Statement [line items]
Breakdown of defined benefit obligation for pension plans and other post-employment benefit
	2024				2023

(USD millions)	Switzerland	United States	Rest of the world	Total	Switzerland	United States	Rest of the world	Total

Benefit obligation at December 31	12 843	2 374	2 558	17 775	13 453	2 574	3 010	19 037

Thereof unfunded		501	378	879		538	390	928

By type of member

Active	5 447	259	652	6 358	5 557	389	847	6 793

Deferred pensioners		743	824	1 567		770	912	1 682

Pensioners	7 396	1 372	1 082	9 850	7 896	1 415	1 251	10 562

Fair value of plan assets at December 31	15 225	1 746	1 897	18 868	15 892	1 835	2 207	19 934

Funded status	2 382	-628	-661	1 093	2 439	-739	-803	897

Other post-employment benefit plans
Statement [line items]
Breakdown of defined benefit obligation for pension plans and other post-employment benefit
	2024			2023

(USD millions)	United States	Rest of the world	Total	United States	Rest of the world	Total

Benefit obligation at December 31	314	78	392	356	84	440

Thereof unfunded	233	78	311	285	84	369

By type of member

Active	28	10	38	30	10	40

Deferred pensioners				1		1

Pensioners	286	68	354	325	74	399

Fair value of plan assets at December 31	81		81	71		71

Funded status	-233	-78	-311	-285	-84	-369